Parent Company Financials (Details) - Schedule of balance sheet - Parent [Member] - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 315,735	$ 671,557
Long term investment in subsidiaries	2,970,453	4,500,480
Restricted cash / escrow	600,000	600,000
Total Assets	3,886,188	5,772,037
Accrued expenses and other payables	3,752	750
Total liabilities	3,752	750
Common stock	20,944	20,944
Additional paid-in capital	11,104,666	5,739,948
Accumulated other comprehensive income	170,207
Retained earnings (accumulated deficit)	(7,413,381)	10,395
Total Stockholders’ Equity	3,882,436	5,711,287
Total Liabilities and Stockholders’ Equity	$ 3,886,188	$ 5,772,037